Virtus Alternative Solutions Trust

Supplement dated February 28, 2019 to the Statutory Prospectus dated February 28, 2019, as supplemented

Virtus Asset Trust

Supplement dated February 28, 2019 to the Statutory Prospectus dated July 23, 2018, as supplemented

Virtus Equity Trust

Supplement dated February 28, 2019 to the Statutory Prospectus dated January 28, 2019

Virtus Opportunities Trust

Supplement dated February 28, 2019 to the Statutory Prospectus dated January 28, 2019

Important Notice to Investors

All Trusts

In the section “What arrangement is best for you?,” the disclosure under “Class A Shares” is hereby amended by adding the following at the end of the paragraph: “If you transact in Class A Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.”

In the section “What arrangement is best for you?,” the disclosure under “Class C Shares” is hereby amended by adding the following at the end of the paragraph: “If you transact in Class C Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.”

In the section “What arrangement is best for you?,” the disclosure under “Class I Shares” is hereby amended by adding the following at the end of the paragraph: “If you transact in Class I Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.”

In the section “What arrangement is best for you?,” the disclosure under “Class R6 Shares” is hereby amended by adding the following at the end of the paragraph: “If you transact in Class R6 Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.”

Virtus Asset Trust Only

In the section “What arrangement is best for you?,” the disclosure under “Class R Shares” is hereby amended by adding the following at the end of the paragraph: “If you transact in Class R Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.”

Investors should retain this supplement with the Prospectuses for future reference.

VAST-VAT-VET-VOT NewFinIntermedDisclosure (2/2019)